Junior Subordinated Deferrable Interest Debentures (Key Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jul. 29, 2015	Dec. 31, 2014	Dec. 24, 2014
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 161,416,000		$ 175,416,000
Trust VI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	3.81%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.45%
Trust VIII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	3.37%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.05%
Trust IX
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238,000
Interest rate (as a percent)	1.95%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000	$ 34,021,000
Interest rate (as a percent)	1.98%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 26,990,000	$ 27,900,000		$ 32,900,000
Interest rate (as a percent)	1.95%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619,000
Interest rate (as a percent)	1.86%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.45%